RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2020
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

21. RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries of the Group in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of their registered capital; the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for the specific purposes of offsetting future losses, enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. During the years ended December 31, 2018, 2019 and 2020, no appropriation to statutory reserves was made because the PRC subsidiaries had substantial losses during such periods. In addition, due to restrictions on the distribution of share capital from the Company’s PRC subsidiaries and VIEs, the PRC subsidiaries and VIEs' share capital of RMB 1,667,461 and RMB 984,959 at December 31, 2019 and 2020 is considered restricted, which are not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.